Unaudited Interim Condensed Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net income (loss)	$ 24,072	$ 76,922
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	51,823	68,039
Amortization	22,538	5,631
Tax expense (recovery)	4,716	35,028
Interest expense	110,295	126,372
Interest income	(13,295)	(40,516)
(Gain) loss on foreign exchange	(117,090)	102,890
(Gain) loss on change in fair value of financial instruments	46,660
Share-based compensation	5,592	11,443
(Gain) loss on disposal of assets	(3,819)	18
Gain on repurchase of debt	(6,896)	(172,322)
Deferred revenue amortization	(29,183)	(27,361)
Pension expense	2,728	2,821
Other	2,387	3,011
Income taxes paid, net of income tax received	(9,961)	(20,846)
Interest paid, net of interest received	(91,158)	(75,520)
Government grant received		1,085
Operating assets and liabilities	108,847	(29,210)
Net cash from operating activities	108,256	67,485
Cash flows (used in) generated from investing activities
Cash payments related to satellite programs	(347,267)	(188,250)
Cash payments related to property and other equipment	(69,945)	(31,725)
Purchase of intangible assets		(52)
Net proceeds from disposal of assets	4,500
Government grant received		109
Net cash (used in) generated from investing activities	(412,712)	(219,918)
Cash flows (used in) generated from financing activities
Proceeds from indebtedness	340,000
Repurchase of indebtedness	(4,501)	(128,498)
Payments of principal on lease liabilities	(1,552)	(1,267)
Satellite performance incentive payments	(1,204)	(1,830)
Tax withholdings on settlement of restricted and performance share units and exercise of stock options	(8,325)	(5,396)
Net cash (used in) generated from financing activities	324,418	(136,991)
Effect of changes in exchange rates on cash and cash equivalents	(24,640)	47,573
Changes in cash and cash equivalents	(4,678)	(241,851)
Cash and cash equivalents, beginning of period	552,064	1,669,089
Cash and cash equivalents, end of period	$ 547,386	$ 1,427,238